Acquisition of Additional Interest in the Soto Norte Project - Narrative (Details)	Jun. 28, 2024 shares	Dec. 31, 2024 shares
Disclosure Of Asset Acquisition [Line Items]
Additional ownership interest acquired	0.31
Percentage of ownership	51.00%
Number of shares issued (in shares)		171,034,256
Soto Norte
Disclosure Of Asset Acquisition [Line Items]
Number of shares issued (in shares)	15,750,000
Common shares issuable (in shares)	6,000,000